COMMON SHARES & TREASURY SHARES (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ratio Board_Member Vote shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Common Shares & Treasury Shares [Abstract]
Share capital	$ 623	$ 623		$ 400
Number of votes in share capital | Vote	350,000,000
Maximum portion of agreegate issued and outstanding shares for holding rights as per written notification | ratio	0.33
Number of days elapsed from written notice of Board of Directors receipt	5 days
Minimum number of board members confirming written notice | Board_Member	0.66
Total consideration for the treasury shares	$ 2,887	$ 2,887	$ 200
Number of treasury shares held | shares	312.9	312.9	15.3	0
Nominal value of treasury shares held	$ 0	$ 0	$ 0	$ 0
Market value of treasury shares held	$ 2,700	$ 2,800	$ 200